Other Assets - Summary of Other Assets (Detail) - CAD ($) $ in Millions	Oct. 31, 2021	Oct. 31, 2020
Disclosure of other assets [abstract]
Accrued interest	$ 2,155	$ 2,812
Accounts receivable and prepaids	2,201	2,026
Current tax assets	1,722	1,520
Margin deposit derivatives	5,990	4,912
Segregated fund assets	2,197	2,248
Pension assets (Note 28)	456	260
Receivable from brokers, dealers and clients	2,997	2,347
Other	4,226	3,597
Total	$ 21,944	$ 19,722